Costs and Operating Expenses - Additional Information (Details) - KZT (₸) ₸ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of attribution of expenses by nature to their function [line items]
Cost of goods	₸ 756,052	₸ 125,588	₸ 49,922
Interest expenses and fees	908,698	616,116	478,010
Cost of goods and services	1,179,141	303,858	166,356
Technology & product development	208,580	109,553	88,657
Sales & marketing	146,231	43,990	21,891
General & administrative expenses	78,252	32,899	29,468
Net loss	1,067,707	₸ 1,056,834	₸ 848,770
Turkiye
Disclosure of attribution of expenses by nature to their function [line items]
Interest expenses and fees	144,734
Cost of goods and services	767,466
Technology & product development	62,324
Sales & marketing	84,240
General & administrative expenses	₸ 38,551